Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 411	$ 218
Current liabilities	1,400	1,300
Non-current liabilities	530	299
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets	405	199
Current liabilities	747	1,047
Non-current liabilities	530	299
Country Of Brazil [Member] | Income taxes [member]
IfrsStatementLineItems [Line Items]
Current assets	405	199
Current liabilities	698	989
Non-current liabilities	330
Country Of Brazil [Member] | Tax settlement programs p r t [member]
IfrsStatementLineItems [Line Items]
Current liabilities	49	58
Non-current liabilities	200	299
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets	6	19
Current liabilities	$ 653	$ 253